Consolidated Balance Sheets - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Assets [abstract]
Current assets		R$ 19,244,962	R$ 17,283,910
Cash and cash equivalents		4,358,276	2,273,834
Financial investments		1,148	1,016
Trade accounts receivable		9,318,077	8,691,114
Inventories		822,814	789,724
Prepaid expenses		1,434,042	1,141,521
Income and social contribution taxes recoverable		752,593	622,460
Taxes, charges and contributions recoverable		1,937,770	2,571,170
Taxes, charges and contributions recoverable		675,305	869,460
Judicial deposits and garnishments	[1]	72,516	592,369
Dividends and interest on equity		51	0
Derivative financial instruments		8,336	113,501
Other assets		539,339	487,201
Non-current assets		101,493,018	101,837,573
Financial investments		36,169	43,522
Trade accounts receivable		351,036	399,029
Prepaid expenses		1,472,615	993,391
Deferred taxes		177,245	379,093
Judicial deposits and garnishments		2,839,413	2,790,618
Derivative financial instruments		76,952	44,522
Other assets		144,291	326,308
Investments		438,870	368,195
Property, plant and equipment		46,318,147	45,898,185
Intangible assets		48,962,975	49,725,250
TOTAL ASSETS		120,737,980	119,121,483
LIABILITIES AND EQUITY
Current liabilities		20,084,184	22,170,720
Personnel, social charges and benefits		1,204,183	1,035,652
Trade accounts payable		8,169,945	7,415,798
Income and social contribution taxes payable		3,515	3,064
Taxes, charges and contributions payable		1,605,505	1,097,512
Dividends and interest on equity		2,247,884	3,187,417
Provisions and contingencies		900,971	1,878,086
Deferred income		960,078	845,645
Loans, financing, debentures and leases		4,475,660	6,019,945
Derivative financial instruments		6,948	86,548
Other liabilities		509,495	601,053
Non-current liabilities		31,026,476	28,494,916
Personnel, social charges and benefits		81,151	61,674
Income and social contribution taxes payable		197,155	104,438
Taxes, charges and contributions payable		3,895,732	2,788,735
Deferred taxes		3,418,740	3,831,721
Provisions and contingencies		7,081,666	6,732,745
Deferred income		126,525	137,778
Loans, financing, debentures and leases		14,261,567	13,281,851
Derivative financial instruments		87,755	77,593
Other liabilities		1,876,185	1,478,381
TOTAL LIABILITIES		51,110,660	50,665,636
Equity		69,566,795	68,403,740
Capital		63,571,416	63,571,416
Capital reserves		63,095	149,409
Balance of legal reserves		5,885,575	3,804,001
Additional proposed dividends		0	826,731
Equity valuation adjustment		46,709	52,183
Non-controlling shareholders		60,525	52,107
TOTAL EQUITY		69,627,320	68,455,847
TOTAL LIABILITIES AND EQUITY		R$ 120,737,980	R$ 119,121,483

[1]	On December 31, 2022, includes R$522,297, referring to the judicial deposit updated to comply with the preliminary decision of the 7th Business Court of the District of the Capital of the State of Rio de Janeiro, relating to the acquisition of Garliava in 2022. As described in Post-Closing Price Adjustment” of note 1.c.3, in 2023 the Company wrote off the judicial deposit of the retained amount (R$488,458), plus interest and/or monetary correction applicable, offsetting 50% of the amount allocated as debt (note 21.c.3.3.1) and the other 50% in the updated amount of R$277,198, was raised by the Company before the Arbitration Chamber on October 4, 2023.